Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 24, 2014	Dec. 25, 2013	Dec. 26, 2012
Current assets:
Cash and cash equivalents	$ 41,825	$ 17,015	$ 21,487
Restricted cash	125	131	131
Accounts and other receivables, net	5,720	5,906	3,539
Inventories	1,626	1,655	1,688
Prepaid expenses and other current assets	3,258	2,123	2,009
Deferred tax assets	577	442
Total current assets	53,131	27,272	28,854
Property and equipment owned, net	79,806	68,641	64,808
Property held under capital lease, net	142	180	244
Goodwill	248,674	249,324	249,924
Domestic trademarks	61,888	61,888	61,888
Other intangible assets, net	815	934	1,106
Deferred tax assets	28,014
Other assets	4,555	8,703	11,074
Total assets	477,025	416,942	417,898
Current liabilities:
Current portion of first lien term loan	1,900	1,900	1,700
Current portion of obligations under capital leases	222	267	229
Accounts payable	14,716	12,316	9,883
Accrued salaries and vacation	7,419	8,594	8,000
Accrued insurance	3,946	3,597	3,153
Accrued income taxes payable		27	22
Accrued interest	2,236	4,182	8,041
Accrued advertising	868	265	257
Deferred taxes		322	334
Other accrued expenses and current liabilities	13,811	7,825	7,240
Total current liabilities	45,118	38,973	38,859
Noncurrent liabilities:
First lien term loan, net of current portion	185,907	187,190
Second lien term loan		99,038
Obligations under capital leases, net of current portion	691	847	1,114
Deferred taxes, net of current portion		31,623	30,240
Deferred tax liabilities		32,387
Other intangible liabilities, net	1,640	1,927	2,312
Other noncurrent liabilities	44,337	8,044	9,208
Total liabilities	277,693	368,406	353,311
Commitments and contingencies
Stockholder's Equity
Preferred stock, $0.01 par value, 100,000,000 shares authorized; none outstanding	0	0
Common stock value	369	287	287
Additional paid-in capital	352,977	240,151	239,329
Accumulated deficit	(154,014)	(191,902)	(175,029)
Total stockholder's equity	199,332	48,536	64,587
Total liabilities and stockholder's equity	477,025	416,942	417,898
Scenario, Previously Reported [Member]
Current assets:
Total current assets		26,830
Total assets		416,500
Current liabilities:
Total current liabilities		39,295
Noncurrent liabilities:
Total liabilities		367,964
Stockholder's Equity
Total liabilities and stockholder's equity		416,500
Senior Secured Term Loan [Member]
Noncurrent liabilities:
Senior secured debt			161,885
Second Priority Senior Secured Notes Due January 2018 [Member]
Noncurrent liabilities:
Senior secured debt			$ 109,693